Intangible Assets	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 — INTANGIBLE ASSETS

The following is a summary of the Company’s intangible assets, net as of June 30, 2024 and December 31, 2023:

	Weighted Average Useful Life (in years)	June 30, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0.25	$3,084,100	$2,827,089	$257,011
Customer lists	0	496,800	496,800	—
Non-compete	0	224,000	224,000	—
		$3,804,900	$3,547,889	$257,011
	Weighted Average Useful Life (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	1.5	$3,084,100	$2,313,072	$771,028
Customer lists	1	496,800	496,800	—
Non-compete	1	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028

The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in either a diminished fair value or revised useful life. Management has determined there have been no indicators of impairment or change in useful life for the years ended June 30, 2024 and 2023. Amortization expense relating to the Company’s intangible assets was $257,009 and $324,584 for the three months ended June 30, 2024 and 2023, respectively, and $514,017 and $649,166 for the six months ended June 30, 2024 and 2023, respectively, which were included in depreciation and amortization expenses on the accompanying condensed consolidated statements of operations.